SCHEDULE OF INCOME TAX EXPENSE BENEFIT (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Current:
Federal
State
Total current
Deferred:
Federal					(108,018)
State
Less: valuation allowance					108,018
Total deferred
Total income tax provision (benefit)	$ 17,000	$ (460)	$ (172,997)	$ (11,802)